Consolidated Statements of Comprehensive Loss	12 Months Ended
	Jan. 31, 2023 $ / shares	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 $ / shares	Jan. 31, 2022 CAD ($) shares	Jan. 31, 2021 $ / shares	Jan. 31, 2021 CAD ($) shares
Operating expenses:
Amortization expense		$ 18,918		$ 8,626		$ 5,016
Consulting fees		187,520		214,008		71,673
General and administrative expense		340,975		230,582		42,124
Impairment of mineral properties		55,885		0		0
Mineral exploration costs		754,906		307,669		7,272
Professional fees		103,148		313,679		161,942
Regulatory fees		58,320		62,031		25,905
Rent expense		0		9,034		6,133
Salaries, wages and benefits		62,441		47,419		37,505
Share-based compensation		0		327,070		0
Total operating xpenses		(1,582,113)		(1,520,118)		(357,570)
Other Items
Foreign exchange gain (loss)		(24,664)		2,404		(2,811)
Foregiveness of debt		0		13,858		255,493
Interest on notes payable		(162,724)		(118,144)		(105,766)
Net income (loss)		(1,769,501)		(1,622,000)		(210,654)
Other comprehensive income/(loss)
Foreign currency translation		(28,358)		(62,433)		36,341
Comprehensive income (loss)		$ (1,797,859)		$ (1,684,433)		$ (174,313)
Net income (loss) per share | $ / shares	$ (0.03)		$ (0.04)		$ (0.01)
Weighted average number of shares outstanding | shares		53,914,817		45,192,171		41,218,008